FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2011

(unaudited)

	Shares	Value (A)
Stocks — 96.2%
Consumer — 21.5%
Consumer Discretionary — 10.5%
BorgWarner, Inc. (C)	150,000	$9,079,500
Columbia Sportswear Co. (B)	200,000	9,280,000
Lowe’s Companies, Inc.	600,000	11,604,000
Marriot International Inc. (Class A)	300,000	8,172,000
McDonald’s Corp.	240,000	21,076,800
Newell Rubbermaid Inc.	400,000	4,748,000
Ryland Group, Inc. (B)	613,500	6,533,775
Target Corp.	320,000	15,692,800
Walt Disney Co.	480,000	14,476,800

		100,663,675

Consumer Staples — 11.0%
Avon Products, Inc.	359,600	7,048,160
Bunge Ltd.	155,000	9,034,950
Coca-Cola Co.	200,000	13,512,000
CVS/Caremark Corp.	295,000	9,906,100
PepsiCo, Inc. (G)	300,000	18,570,000
Philip Morris International Inc.	140,000	8,733,200
Procter & Gamble Co.	280,000	17,690,400
Safeway Inc.	340,000	5,654,200
Unilever plc ADR (B)	480,000	14,971,200

		105,120,210

Energy — 11.4%
Chevron Corp.	200,000	18,504,000
CONSOL Energy Inc.	73,700	2,500,641
Exxon Mobil Corp. (G)	115,000	8,352,450
Halliburton Co.	150,000	4,578,000
National Oilwell Varco, Inc. (F)	100,000	5,122,000
Peabody Energy Corp.	44,400	1,504,272
Petroleum & Resources Corporation (D)	2,186,774	49,464,828
Schlumberger Ltd.	80,000	4,778,400
Spectra Energy Corp.	405,780	9,953,783
Transocean Ltd. (C)	95,000	4,535,300

		109,293,674

Financials — 12.0%
Banks — 2.7%
PNC Financial Services Group, Inc.	225,000	10,842,750
Wells Fargo & Co.	635,000	15,316,200

		26,158,950

Diversified Financials — 6.9%
American Express Co.	135,000	6,061,500
Bank of America Corp.	1,385,000	8,476,200
Bank of New York Mellon Corp.	403,775	7,506,177
Capital One Financial Corp.	240,000	9,511,200
JPMorgan Chase & Co.	560,000	16,867,200
Morgan Stanley	300,000	4,050,000
T. Rowe Price Group, Inc.	275,000	13,136,750

		65,609,027

Insurance — 2.4%
ACE Ltd.	140,000	8,484,000
Prudential Financial, Inc.	310,000	14,526,600

		23,010,600

Health Care — 13.4%
Abbott Laboratories	200,000	10,228,000
Bristol-Myers Squibb Co.	159,061	4,991,334
Celgene Corp. (C)	200,000	12,384,000
Gilead Sciences, Inc. (C)	250,000	9,700,000
Hospira, Inc. (C)	175,000	6,475,000
Johnson & Johnson	255,000	16,246,050
Life Technologies Corp. (C)	200,000	7,686,000
Medtronic, Inc.	350,000	11,634,000
Pfizer Inc.	800,000	14,144,000
Senomyx, Inc. (C)	1,284,400	4,508,244
Teva Pharmaceutical Industries Ltd. ADR	330,000	12,282,600
UnitedHealth Group Inc.	227,500	10,492,300
Zimmer Holdings, Inc. (C)	150,000	8,025,000

		128,796,528

Industrials — 10.2%
Caterpillar Inc.	200,000	14,768,000
Curtiss-Wright Corp.	94,941	2,737,149
Emerson Electric Co.	100,000	4,131,000
FedEx Corp.	135,000	9,136,800
General Electric Co.	490,000	7,467,600
Goodrich Corp.	100,000	12,068,000
Honeywell International Inc.	240,000	10,538,400
Masco Corp.	825,000	5,874,000
Norfolk Southern Corp.	200,000	12,204,000
Spirit AeroSystems Holdings Inc. (Class A) (C)	500,000	7,975,000
United Rentals, Inc. (B)(C)	215,300	3,625,652
United Technologies Corp.	105,000	7,387,800

		97,913,401

Information Technology — 21.2%
Semiconductors — 2.5%
Broadcom Corp. (C)	200,000	6,658,000
Intel Corp.	790,000	16,850,700

		23,508,700

Software & Services — 8.7%
Automatic Data Processing, Inc.	267,900	12,631,485
Cognizant Technology Solutions Group (Class A) (C)	150,000	9,405,000
Google Inc. (Class A) (C)(F)	30,000	15,431,400
Microsoft Corp.	700,000	17,423,000
Oracle Corp.	1,000,000	28,740,000

		83,630,885

Technology Hardware & Equipment — 10.0%
ADTRAN, Inc.	318,400	8,424,864
Apple Inc. (C)(F)	95,000	36,212,100
Cisco Systems, Inc.	850,000	13,166,500
F5 Networks, Inc. (C)(F)	85,000	6,039,250
Hewlett-Packard Co.	300,000	6,735,000
NetApp, Inc. (C)	300,000	10,182,000
QUALCOMM Inc.	300,000	14,589,000

		95,348,714

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2011

(unaudited)

	Principal/ Shares	Value (A)
Materials — 4.4%
Air Products and Chemicals, Inc.	35,000	$2,672,950
CF Industries Holdings, Inc. (F)	31,531	3,890,610
Cliffs Natural Resources Inc. (F)	81,000	4,144,770
Dow Chemical Co.	360,000	8,085,600
Freeport-McMoRan Copper & Gold Inc.	227,700	6,933,465
Potash Corporation of Saskatchewan Inc. (F)	156,100	6,746,642
Praxair, Inc. (F)	67,500	6,309,900
Teck Resources Ltd. (Class B)	100,000	2,919,000

		41,702,937

Utilities — 2.1%
MDU Resources Group, Inc.	442,600	8,493,494
Northeast Utilities	350,000	11,777,500

		20,270,994

Total Common Stocks (Cost $960,889,318)		921,028,295

Short-Term Investments — 2.7%
Time Deposits — 2.7%
Citibank, 0.03%, due 10/3/11	$6,157,702	6,157,702
M&T Bank, 0.90%	$20,000,000	20,000,000

		26,157,702

Money Market Funds — 0.0%
Fidelity Institutional Money Market – Government Portfolio, 0.01% (E)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (E)	10,000	10,000
Vanguard Federal Money Market, 0.01% (E)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.02% (E)	10,000	10,000

		40,000

Total Short-Term Investments (Cost $26,197,702)		26,197,702

Securities Lending Collateral — 1.3% (Cost $12,210,186)
Money Market Funds — 1.3%
Invesco Short-Term Investment Trust — Liquid Assets Portfolio (Institutional Class), 0.11% (E)	12,210,186	12,210,186

Total Investments — 100.2% (Cost $999,297,206)		959,436,183
Cash, receivables, prepaid expenses and other assets, less liabilities — (0.2)%		(2,425,759)

Net Assets — 100.0%		$957,010,424

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $13,154,593.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $13,200,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2011

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
100	Apple Inc.	$500	Nov 11	$(11,900)
100	CF Industries Holdings, Inc.	200	Nov 11	(1,500)
124	CF Industries Holdings, Inc.	230	Jan 12	(2,232)
260	Cliffs Natural Resources Inc.	110	Oct 11	(1,300)
212	Cliffs Natural Resources Inc.	110	Jan 12	(1,696)
200	F5 Networks, Inc.	140	Oct 11	(1,800)
50	Google Inc.	690	Dec 11	(9,500)
100	National Oilwell Varco, Inc.	100	Nov 11	(500)
173	Potash Corporation of Saskatchewan Inc.	73.33	Jan 12	(1,038)
67	Praxair, Inc.	115	Oct 11	(670)

1,386				(32,136)

COLLATERALIZED PUTS
50	Apple Inc.	350	Oct 11	$(35,500)
50	Apple Inc.	340	Nov 11	(54,500)
200	Celgene Corp.	50	Oct 11	(6,000)
66	CF Industries Holdings, Inc.	140	Nov 11	(153,120)
124	CF Industries Holdings, Inc.	115	Jan 12	(172,360)
234	Cliffs Natural Resources Inc.	60	Jan 12	(329,940)
375	Dow Chemical Co.	30	Dec 11	(298,125)
100	National Oilwell Varco, Inc.	62.50	Nov 11	(126,000)
100	Philip Morris International Inc.	62.50	Oct 11	(21,000)
100	Philip Morris International Inc.	65	Oct 11	(35,500)
157	Praxair, Inc.	85	Oct 11	(23,550)
67	Praxair, Inc.	95	Oct 11	(30,820)

1,623				(1,286,415)

	Total Market Value (Premiums received $576,452)			$(1,318,551)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the "Company") is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - The Company's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Company's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Company's own assumptions, developed based on the best information available in the circumstances.

The Company's investments at September 30, 2011 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$921,028,295	$--	$--	$921,028,295
Short-term investments	40,000	26,157,702	--	26,197,702
Securities lending collateral	12,210,186	--	--	12,210,186

Total investments	$933,278,481	$26,157,702	$--	$959,436,183

Written options	$(1,318,551)	$--	$--	$(1,318,551)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2011.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2011 was $1,004,321,447 and net unrealized depreciation aggregated $(44,885,264), of which the related gross unrealized appreciation and depreciation were $154,526,809 and $(199,412,073), respectively.

3. INVESTMENT TRANSACTIONS

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Company is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2011, the Company had outstanding securities on loan of $11,552,625 and held cash collateral of $12,210,186. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 20, 2011

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	October 20, 2011